Commitments and Contingent Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Lease Expire dates	September 2020
Bottom of range [Member] | PV Plants [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease agreements (Years)	20 Years
Lease Expire dates	2031
Top of range [member] | PV Plants [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease agreements (Years)	25 Years
Lease Expire dates	2036